CONSOLIDATED SCHEDULE OF INVESTMENTS

Delaware Ivy Systematic Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil

Consumer Discretionary – 2.1%
Lojas Renner S.A.	6,619	$28,646
MercadoLibre, Inc.(A)	8	10,944

		39,590

Consumer Staples – 1.8%
Ambev S.A.	12,206	34,156

Energy – 1.8%
Petroleo Brasileiro S.A.	6,772	34,404

Financials – 1.4%
Banco do Brasil S.A.	5,129	26,507

Total Brazil - 7.1%		$134,657

Cayman Islands

Financials – 1.0%
Patria Investments Ltd., Class A	1,239	20,075

Total Cayman Islands - 1.0%		$20,075

China

Communication Services – 8.1%
Baidu.com, Inc. ADR(A)	134	19,938
Tencent Holdings Ltd.	2,289	134,114

		154,052

Consumer Discretionary – 11.4%
Alibaba Group Holding Ltd. ADR(A)	289	34,303
Huazhu Group Ltd. ADR(A)	796	29,707
JD.com, Inc. ADR(A)	658	46,084
Li Ning Co. Ltd.	5,211	57,033
Meituan Dianping, Class B(A)	1,753	50,659

		217,786

Consumer Staples – 3.8%
China Mengniu Dairy Co. Ltd.	6,459	36,612
Kweichow Moutai Co. Ltd., A Shares	16	4,998
Shanghai Jahwa United Co. Ltd., Class A	3,727	23,688
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares(A)	85	4,223
Wuliangye Yibin Co. Ltd., A Shares	122	4,279

		73,800

Health Care – 1.0%
BeiGene Ltd. ADR(A)	70	18,916

Industrials – 2.1%
Hefei Meiya Optoelectronic Technology, Inc., A Shares	6,028	35,517
Zhuzhou Kibing Group Co. Ltd., A Shares(A)	1,986	5,343

		40,860

Information Technology – 1.1%
Venustech Group, Inc., Class A	4,760	21,361

Materials – 0.2%
Yunnan Aluminum Co. Ltd., A Shares(A)	2,442	4,291

Real Estate – 0.4%
Logan Group Co. Ltd.	9,410	7,192

Total China - 28.1%		$538,258
Hong Kong

Financials – 1.4%
Hong Kong Exchanges and Clearing Ltd.	444	25,918

Total Hong Kong - 1.4%		$25,918

India

Communication Services – 3.4%
Bharti Airtel Ltd.(A)	7,024	64,609

Energy – 3.2%
Reliance Industries Ltd.	1,933	61,583

Financials – 7.3%
Axis Bank Ltd.	2,460	22,459
HDFC Bank Ltd.	2,786	55,447
ICICI Bank Ltd.	6,121	60,947

		138,853

Industrials – 1.8%
Larsen & Toubro Ltd.	1,351	34,461

Total India - 15.7%		$299,506

Panama

Industrials – 1.5%
Copa Holdings S.A., Class A(A)	342	28,308

Total Panama - 1.5%		$28,308

Russia

Communication Services – 2.3%
Yandex N.V., Class A(A)	724	43,818

Consumer Discretionary – 0.6%
Fix Price Group Ltd. GDR(B)	1,489	11,243

Energy – 1.3%
PJSC LUKOIL	277	24,627

Financials – 1.7%
Sberbank of Russia PJSC ADR	2,041	32,761

Real Estate – 0.2%
Etalon Group Ltd. GDR	2,792	3,043

Total Russia - 6.1%		$115,492

Singapore

Communication Services – 1.0%
Sea Ltd. ADR(A)	90	20,150

Total Singapore - 1.0%		$20,150

South Africa

Communication Services – 1.5%
Naspers Ltd., Class N	184	28,515

Financials – 2.6%
Capitec Bank Holdings Ltd.	389	49,799

Total South Africa - 4.1%		$78,314

South Korea

Consumer Discretionary – 3.7%
Hanon Systems	1,515	17,135
Hyundai Motor Co.	301	52,830

		69,965

Consumer Staples – 1.3%
LG Household & Health Care Ltd.(A)	26	24,176

Health Care – 1.0%
EOFlow Co. Ltd.(A)	476	19,596

Information Technology – 6.1%
Samsung Electronics Co. Ltd.	1,770	116,258

Materials – 1.7%
LG Chem Ltd.(A)	62	32,250

Total South Korea - 13.8%		$262,245

Taiwan

Industrials – 0.7%
Evergreen Marine Corp.(A)	1,705	8,735
Yang Ming Marine Transport Corp.(A)	1,040	4,523

		13,258

Information Technology – 15.2%
Delta Electronics, Inc.	3,685	36,561
MediaTek, Inc.	745	31,962
Nan Ya Printed Circuit Board Corp.(A)	205	4,223
Novatek Microelectronics Corp.	246	4,777
Taiwan Semiconductor Manufacturing Co. Ltd.	9,546	211,176

		288,699

Total Taiwan - 15.9%		$301,957

United States

Materials – 1.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	645	26,905

Total United States - 1.4%		$26,905

Vietnam

Real Estate – 2.3%
Vinhomes JSC	12,249	44,074

Total Vietnam - 2.3%		$44,074

TOTAL COMMON STOCKS – 99.4%		$1,895,859
(Cost: $1,280,640)

SHORT-TERM SECURITIES
Money Market Funds(C) – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	8,234	8,234

TOTAL SHORT-TERM SECURITIES – 0.4%		$8,234
(Cost: $8,234)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,904,093
(Cost: $1,288,874)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		4,323

NET ASSETS – 100.0%		$1,908,416

Notes to Consolidated Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $11,243 or 0.6% of net assets.

(C)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$311,144	$—	$—
Consumer Discretionary	228,730	109,854	—
Consumer Staples	73,800	58,332	—
Energy	61,583	59,031	—
Financials	267,406	26,507	—
Health Care	18,916	19,596	—
Industrials	103,629	13,258	—
Information Technology	21,361	404,957	—
Materials	31,196	32,250	—

Real Estate	54,309	—	—
Total Common Stocks	$1,172,074	$723,785	$—
Short-Term Securities	8,234	—	—
Total	$1,180,308	$723,785	$—

BASIS FOR CONSOLIDATION OF THE DELAWARE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Delaware Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to affect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2021 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$1,908,416	$316	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,288,874

Gross unrealized appreciation	696,707

Gross unrealized depreciation	(81,488)

Net unrealized appreciation	$615,219